Annual Operating Expenses - VIPHealthCarePortfolio-Service2PRO - VIPHealthCarePortfolio-Service2PRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Service Class 2	Aug. 04, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.88%